Note 8 - Goodwill (Details Textual) $ in Thousands	Oct. 31, 2024 CAD ($)	Oct. 31, 2023 CAD ($)
Statement Line Items [Line Items]
Goodwill	$ 12,301	$ 5,754
Goodwill [member] | Discount rate, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, assets	0.121	0.137
Goodwill [member] | Discount rate, measurement input [member] | VersaBank USA [member]
Statement Line Items [Line Items]
Significant unobservable input, assets	0.10
Goodwill [member] | Average yearly earnings growth rate [member]
Statement Line Items [Line Items]
Significant unobservable input, assets	0.13	0.14
Goodwill [member] | Average yearly earnings growth rate [member] | VersaBank USA [member]
Statement Line Items [Line Items]
Significant unobservable input, assets	0.17
Goodwill [member] | Terminal growth rate [member]
Statement Line Items [Line Items]
Significant unobservable input, assets	0.02	0.02
Goodwill [member] | Terminal growth rate [member] | VersaBank USA [member]
Statement Line Items [Line Items]
Significant unobservable input, assets	0.01
Goodwill [member] | Period of projected cash flow [member] | VersaBank USA [member]
Statement Line Items [Line Items]
Significant unobservable input, assets	5
Digital Boundary Group [member]
Statement Line Items [Line Items]
Goodwill	$ 5,800
Steams Bank Holdingford, N.A. [member]
Statement Line Items [Line Items]
Goodwill	$ 6,500